Related parties (Tables)	12 Months Ended
Mar. 31, 2023
Related parties
Schedule of related party balances
a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Co-Chief Executive Officer, 25.1% beneficial owner of the Company
Bin Fu Xuejun Ji	Director and Co-Chief Executive Officer of the Company and General Manager of Jisen Information Shareholder
Hunan Medical Star Technology Co., Ltd.( Medical Star)	Joint venture (Minority Owned Subsidiary of the Comapny)
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Miniority Owned Subsidiary of the Company
b)	The Company had the following related party balances with the related parties mentioned above:

	As of March 31,
	2023	2022
Amounts due to Xiaofeng Gao	$2,199	$2,542
Amounts due to Xuejun Ji	11,642
Amounts due to Bin Fu	40,747	44,107
Total	54,588	46,649

c)	The Company had the following related party transaction with the related party mentioned above:

	For the Years Ended March 31,
	2023	2022
Expense paid by Xiaofeng Gao	$3,178	$2,443
Repayment to Xiaofeng Gao	3,514	256,972
Amounts received from Bin Fu	—	43,693
Repayment to Bin Fu	—	7,802
Sales to Medical Star	45,762	—